Debt (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	May 31, 2011
Debt Instrument [Line Items]
Range of facility fees under revolving credit agreement, minimum (in hundredths)		0.045%
Long-term debt		$ 3,977.7		$ 4,382.5
Interest paid		254.0		243.0		244.0
Interest Rate Cash Flow Hedges [Abstract]
Number of Interest Rate Derivatives Held		2		2
Number of Terminated Forward-Starting Interest Rate Swaps	5	2
Fair value loss on interest rate swaps, reflected in accumulated other comprehensive loss		(6)
Aggregate Notional Value of Interest Rate Swaps	500	250					250
Paid to the swap counterparty	38.0	9.0
Income (loss) recorded on termination of interest rate swaps		(9)
Amortization Period Of Interest Rate Swaps Terminated		10 years
Range of facility fees under revolving credit agreement, maximum (in hundredths)		0.175%
Senior Notes, 5.75%, Due 2011 [Member]
Debt Instrument [Line Items]
Long-term debt		0	[1]	450.0	[1]
Stated interest rate (in hundredths)				5.75%
Senior Notes, 7.875%, Due 2011 [Member]
Debt Instrument [Line Items]
Long-term debt		0	[1]	449.9	[1]
Stated interest rate (in hundredths)				7.875%
Senior Notes, 6.0%, Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt		748.0		747.6
Stated interest rate (in hundredths)		6.00%		6.00%
Senior Notes, 6.5%, Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		499.1		498.9
Stated interest rate (in hundredths)		6.50%		6.50%
Senior Notes, 3.95%, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		742.6		741.7
Stated interest rate (in hundredths)	3.95%	3.95%		3.95%
Interest Rate Cash Flow Hedges [Abstract]
Face amount at maturity	750
Senior Notes, 4.125%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		493.4		0
Stated interest rate (in hundredths)		4.125%		4.125%			4.125%
Interest Rate Cash Flow Hedges [Abstract]
Face amount at maturity							500
Senior Notes, 6.625%, Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt		798.7		798.7
Stated interest rate (in hundredths)		6.625%		6.625%
Senior Notes, 6.75%, Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 695.9		$ 695.7
Stated interest rate (in hundredths)		6.75%		6.75%

[1]	The 5.75% senior notes and the 7.875% senior notes were repaid in June 2011 and March 2011, respectively. These were classified as current in the consolidated balance sheet as of December 31, 2010.